UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05603

Name of Fund: Merrill Lynch World Income Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch World Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                     Shares
North America      Industry                            Held  Common Stocks                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.1%      Paper - 0.1%                      80,642  Western Forest Products, Inc. (g)                       $       173,707
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Canada                                   173,707
------------------------------------------------------------------------------------------------------------------------------------
United States -    Energy - Other -                  14,045  Trico Marine Services, Inc. (g)                                 374,299
0.2%               0.2%
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications -                   1  PTV, Inc.                                                           500
                   0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United States                        374,799
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks (Cost - $1,666,821) - 0.3%                  548,506
------------------------------------------------------------------------------------------------------------------------------------

North America                                                Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
United States -    Telecommunications -              29,543  PTV, Inc. Series A, 10%                                          50,223
0.0%               0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Preferred Stocks (Cost - $982,122) - 0.0%                  50,223
------------------------------------------------------------------------------------------------------------------------------------
Latin America                                                Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%   Government -                       3,000  Venezuela Oil Obligations (expires 4/15/2020)                    84,000
                   Foreign - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Warrants in Latin America                                  84,000
------------------------------------------------------------------------------------------------------------------------------------

North America
------------------------------------------------------------------------------------------------------------------------------------
United States -    Health Care - 0.0%                14,085  HealthSouth Corp. (expires 1/16/2014)                            35,212
0.1%
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless                             225  American Tower Corp. (expires 8/01/2008)                         79,127
                   Communications - 0.1%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Warrants in the United States                             114,339
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Warrants (Cost - $14,639) - 0.1%                          198,339
------------------------------------------------------------------------------------------------------------------------------------

                                                       Face
Africa                                               Amount  Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------------------
South Africa -     Government -           ZAR    11,000,000  South Africa Government Bond Series R152,
1.0%               Foreign - 1.0%                            12% due 2/28/2006                                             1,763,578
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Africa - 1.0%               1,763,578
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%     Government -           DKK     5,800,000  Denmark Government Bond, 4% due 11/15/2010                      995,242
                   Foreign - 1.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Denmark                       995,242
------------------------------------------------------------------------------------------------------------------------------------
France - 2.1%      Government -           EUR     3,000,000  France Government Bond OAT, 4% due 4/25/2055                  3,918,233
                   Foreign - 2.1%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in France                      3,918,233
------------------------------------------------------------------------------------------------------------------------------------
Germany - 16.5%    Government -                              Deutsche Bundesrepublik:
                   Foreign - 16.2%               12,425,000     3.75% due 1/04/2015                                       15,725,131
                                                  7,100,000     4.75% due 7/04/2034                                       10,338,490
                                                  3,000,000     Series 03, 4.50% due 1/04/2013                             3,981,016
                                                                                                                     ---------------
                                                                                                                          30,044,637
                   -----------------------------------------------------------------------------------------------------------------
                   Housing - 0.3%                   575,000  Grohe Holding GmbH, 8.625% due 10/01/2014 (c)                   615,257
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Germany                    30,659,894
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
                   Industry                          Amount  Fixed Income Investments                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%      Government -           EUR     1,000,000  Hellenic Republic Government Bond,
                   Foreign - 0.7%                            6.30% due 1/29/2009                                     $     1,344,371
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Greece                      1,344,371
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%     Paper - 0.4%                     739,127  Jefferson Smurfit Group Plc,
                                                             11.50% due 10/01/2015 (a)(c)                                    788,647
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Ireland                       788,647
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.7%  Aerospace & Defense -          1,135,895  Aero Invest 1 SA,10.677% due 3/01/2015 (a)(c)                 1,352,908
                   0.7%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Luxembourg                  1,352,908
------------------------------------------------------------------------------------------------------------------------------------
Norway - 2.9%      Government -                              Norway Government Bond:
                   Foreign - 2.9%         NOK    18,000,000     6.50% due 5/15/2013                                        3,327,063
                                                                12,300,000 5% due 5/15/2015                                2,104,834
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Norway                      5,431,897
------------------------------------------------------------------------------------------------------------------------------------
Poland - 0.9%      Government -           PLN     5,000,000  Poland Government Bond, 5.75% due 6/24/2008                   1,591,325
                   Foreign - 0.9%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Poland                      1,591,325
------------------------------------------------------------------------------------------------------------------------------------
Russia - 4.6%      Energy - Other - 0.7%  USD     1,250,000  Gazprom International SA, 7.201% due 2/01/2020 (c)            1,368,750
                   -----------------------------------------------------------------------------------------------------------------
                   Government -                              Aries Vermoegensverwaltungs GmbH:
                   Foreign - 3.9%                 1,000,000     9.60% due 10/25/2014                                       1,319,900
                                                  2,250,000     9.60% due 10/25/2014 (c)                                   2,970,000
                                                             Russia Government International Bond:
                                                    300,000     8.25% due 3/31/2010                                          324,900
                                                  1,700,000     11% due 7/24/2018 (Regulation S) (j)                       2,593,010
                                                                                                                     ---------------
                                                                                                                           7,207,810
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Russia                      8,576,560
------------------------------------------------------------------------------------------------------------------------------------
Spain - 2.7%       Government -                              Spain Government Bond:
                   Foreign - 2.7%         EUR     1,000,000     4.20% due 7/30/2013                                        1,304,760
                                                  2,800,000     4.40% due 1/31/2015                                        3,720,213
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Spain                       5,024,973
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.0%      Government -           SEK    12,650,000  Sweden Government Bond, 4.50% due 8/12/2015                   1,836,402
                   Foreign - 1.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Sweden                      1,836,402
------------------------------------------------------------------------------------------------------------------------------------
Turkey - 2.2%      Government -                              Turkey Government International Bond:
                   Foreign - 2.2%         EUR       750,000     9.875% due 1/24/2008                                       1,036,706
                                                  1,000,000     9.50% due 1/18/2011                                        1,522,853
                                          USD       650,000     11% due 1/14/2013                                            831,188
                                                    750,000     7% due 6/05/2020                                             739,688
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Turkey                      4,130,435
------------------------------------------------------------------------------------------------------------------------------------
Ukraine - 0.6%     Government -           UAH     5,070,000  Ukraine Government International Bond,
                   Foreign - 0.6%                            11.20% due 1/04/2006                                          1,015,556
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the Ukraine                 1,015,556
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -   Government -                              United Kingdom Gilt:
8.2%               Foreign - 7.8%         GBP     2,000,000     5% due 3/07/2012                                           3,686,799
                                                  5,819,000     5% due 9/07/2014                                          10,832,774
                                                                                                                     ---------------
                                                                                                                          14,519,573
                   -----------------------------------------------------------------------------------------------------------------
                   Manufacturing - 0.4%   USD       725,000  Invensys Plc, 9.875% due 3/15/2011 (c)                          720,469
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the
                                                             United Kingdom                                               15,240,042
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Europe - 44.1%             81,906,485
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
Latin America      Industry                          Amount  Fixed Income Investments                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Argentina - 1.5%   Government -           ARS       700,000  Argentina Bonos, 2.244% due 9/30/2008                   $       292,195
                   Foreign - 1.1%                            Argentina Government International Bond:
                                          USD     1,706,250     1.98% due 8/03/2012                                        1,557,509
                                                                144,237 8.28% due 12/31/2033 (j)                             148,780
                                                                130,621 1.33% due 12/31/2038                                  51,595
                                                                                                                     ---------------
                                                                                                                           2,050,079
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications -   ARS     2,000,000  Telefonica De Argentina, 8.25% due 10/28/2005                   737,754
                   0.4%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Argentina                   2,787,833
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 6.9%      Cable -                USD       650,000  Empresa Brasileira de Telecom SA Series B,
                   International - 0.4%                      11% due 12/15/2008                                              742,625
                   -----------------------------------------------------------------------------------------------------------------
                   Financial - 0.9%       BRL     3,500,000  Banco Bradesco SA,17.50% due 12/10/2007 (c)                   1,581,313
                   -----------------------------------------------------------------------------------------------------------------
                   Government -                              Brazilian Government International Bond:
                   Foreign - 5.0%         JPY   200,000,000     4.75% due 4/10/2007                                        1,828,304
                                          USD       400,000     14.50% due 10/15/2009                                        520,200
                                                    750,000     9.25% due 10/22/2010                                         843,000
                                          EUR     1,750,000     9.50% due 1/24/2011                                        2,543,464
                                          USD     2,850,000     10.50% due 7/14/2014                                       3,449,925
                                                     75,000     11% due 8/17/2040                                             91,950
                                                                                                                     ---------------
                                                                                                                           9,276,843
                   -----------------------------------------------------------------------------------------------------------------
                   Manufacturing - 0.2%             425,000  Caue Finance Ltd., 8.875% due 8/01/2015 (c)                     444,125
                   -----------------------------------------------------------------------------------------------------------------
                   Steel - 0.4%                     600,000  CSN Islands VIII Corp., 10% due 1/15/2015 (c)                   667,500
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Brazil                     12,712,406
------------------------------------------------------------------------------------------------------------------------------------
Dominican          Government -                     787,739  Dominican Republic International Bond,
Republic - 0.5%    Foreign - 0.5%                            9.04% due 1/23/2018                                             872,814
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the
                                                             Dominican Republic                                              872,814
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 4.1%      Energy - Other - 0.4%  EUR       500,000  Pemex Project Funding Master Trust,
                                                             7.75% due 8/02/2007                                             655,993
                   -----------------------------------------------------------------------------------------------------------------
                   Government -           MXN    20,771,100  Mexican Bonos, 9.50% due 12/18/2014                           2,039,232
                   Foreign - 3.7%                            Mexico Government International Bond:
                                          EUR       750,000     7.50% due 3/08/2010                                        1,064,918
                                          USD     3,500,000     Series A, 6.625% due 3/03/2015                             3,802,750
                                                                                                                     ---------------
                                                                                                                           6,906,900
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Mexico                      7,562,893
------------------------------------------------------------------------------------------------------------------------------------
Uruguay - 0.4%     Government -                              Uruguay Government International Bond:
                   Foreign - 0.4%         UYU     6,950,000     17.75% due 2/04/2006                                         300,573
                                          USD       425,000     9.25% due 5/17/2017                                          476,531
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Uruguay                       777,104
------------------------------------------------------------------------------------------------------------------------------------
Venezuela - 1.1%   Government -                              Venezuela Government International Bond:
                   Foreign - 1.1%         EUR       400,000     11.125% due 7/25/2011                                        630,553
                                          USD     1,285,000     9.25% due 9/15/2027                                        1,520,155
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Venezuela                   2,150,708
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in
                                                             Latin America - 14.5%                                        26,863,758
------------------------------------------------------------------------------------------------------------------------------------

North America
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.5%     Transportation - 0.5%            975,000  Titan Petrochemicals Group Ltd.,
                                                             8.50% due 3/18/2012 (c)                                         938,438
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Bermuda                       938,438
------------------------------------------------------------------------------------------------------------------------------------
Canada - 7.7%      Financial - 0.5%                 900,000  Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012            864,000
                   -----------------------------------------------------------------------------------------------------------------
                   Government -                              Canadian Government Bond:
                   Foreign - 6.0%         CAD     4,050,000     5.25% due 6/01/2012                                        3,789,294
                                                  8,000,000     5% due 6/01/2014                                           7,435,947
                                                                                                                     ---------------
                                                                                                                          11,225,241
                   -----------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
                   Industry                          Amount  Fixed Income Investments                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                   Metal - Other - 0.4%   USD       850,000  Novelis, Inc., 7.25% due 2/15/2015 (c)                  $       803,250
                   -----------------------------------------------------------------------------------------------------------------
                   Paper - 0.8%                     400,000  Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                 376,000
                                                    250,000  Domtar, Inc., 7.125% due 8/15/2015                              229,218
                                                    894,000  Western Forest Products, Inc.,
                                                             15% due 7/28/2009 (a)(c)                                        859,382
                                                                                                                     ---------------
                                                                                                                           1,464,600
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Canada                     14,357,091
------------------------------------------------------------------------------------------------------------------------------------
United States -    Airlines - 0.0%                   49,428  Continental Airlines, Inc. Series 1998-1-C,
22.7%                                                        6.541% due 9/15/2009                                             46,574
                   -----------------------------------------------------------------------------------------------------------------
                   Automotive - 1.6%                500,000  Advanced Accessory Holdings Corp.,
                                                             13.25%* due 12/15/2011                                          205,000
                                                             American Tire Distributors, Inc. (c):
                                                  1,150,000     10.304% due 4/01/2012 (i)                                  1,104,000
                                                    775,000     10.75% due 4/01/2013                                         705,250
                                                    300,000  Cooper-Standard Automotive, Inc.,
                                                             8.375% due 12/15/2014                                           252,000
                                                  1,000,000  Metaldyne Corp., 11% due 6/15/2012                              680,000
                                                                                                                     ---------------
                                                                                                                           2,946,250
                   -----------------------------------------------------------------------------------------------------------------
                   Broadcasting - 0.3%              575,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                526,125
                   -----------------------------------------------------------------------------------------------------------------
                   Cable - U.S. - 0.4%              575,000  Adelphia Communications Corp., 6%
                                                             due 2/15/2006 (f)(h)                                             25,156
                                                    800,000  Charter Communications, Inc.,
                                                             5.875% due 11/16/2009 (c)(h)                                    660,000
                                                                                                                     ---------------
                                                                                                                             685,156
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 1.3%               1,175,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                  1,257,250
                                                             PolyOne Corp.:
                                                    225,000     10.625% due 5/15/2010                                        231,750
                                                    300,000     8.875% due 5/01/2012                                         284,625
                                          EUR       500,000  Rockwood Specialties Group, Inc.,
                                                             7.625% due 11/15/2014                                           620,908
                                                                                                                     ---------------
                                                                                                                           2,394,533
                   -----------------------------------------------------------------------------------------------------------------
                   Consumer - Durables -  USD     1,375,000  Simmons Co., 10.213%* due 12/15/2014 (c)                        728,750
                   0.4%
                   -----------------------------------------------------------------------------------------------------------------
                   Energy - Other - 0.6%            250,000  Aventine Renewable Energy Holdings, Inc.,
                                                             9.87% due 12/15/2011 (c)(i)                                     260,000
                                                  1,000,000  Suburban Propane Partners, LP,
                                                             6.875% due 12/15/2013                                           910,000
                                                                                                                     ---------------
                                                                                                                           1,170,000
                   -----------------------------------------------------------------------------------------------------------------
                   Financial - 0.3%                 552,000  Refco Finance Holdings LLC, 9% due 8/01/2012 (f)                600,300
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Drug - 0.4%             1,036,000  Duane Reade, Inc., 9.75% due 8/01/2011                          777,000
                   -----------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
                   Industry                          Amount  Fixed Income Investments                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                   Food & Tobacco - 1.0%  USD       250,000  Del Monte Corp., 6.75% due 2/15/2015 (c)                $       251,250
                                                    285,000  Dole Food Co., Inc., 8.875% due 3/15/2011                       295,688
                                                  1,100,000  Landry's Restaurants, Inc. Series B,
                                                             7.50% due 12/15/2014                                          1,045,000
                                                  1,525,000  Tabletop Holdings Inc., 12.755%* due 5/15/2014 (c)              228,750
                                                                                                                     ---------------
                                                                                                                           1,820,688
                   -----------------------------------------------------------------------------------------------------------------
                   Gaming - 0.6%                    400,000  CCM Merger, Inc., 8% due 8/01/2013 (c)                          403,500
                                                    775,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                  767,250
                                                                                                                     ---------------
                                                                                                                           1,170,750
                   -----------------------------------------------------------------------------------------------------------------
                   Health Care - 0.8%               575,000  Team Health, Inc., 9% due 4/01/2012                             609,500
                                                    825,000  US Oncology, Inc., 10.75% due 8/15/2014                         924,000
                                                                                                                     ---------------
                                                                                                                           1,533,500
                   -----------------------------------------------------------------------------------------------------------------
                   Housing - 0.8%                   400,000  Building Materials Corp. of America,
                                                             7.75% due 8/01/2014                                             388,000
                                                    300,000  Goodman Global Holding Co., Inc.,
                                                             7.875% due 12/15/2012 (c)                                       271,500
                                                    575,000  Nortek, Inc., 8.50% due 9/01/2014                               529,000
                                                    250,000  Texas Industries, Inc., 7.25% due 7/15/2013 (c)                 260,000
                                                                                                                     ---------------
                                                                                                                           1,448,500
                   -----------------------------------------------------------------------------------------------------------------
                   Information                    1,030,000  Advanced Micro Devices, Inc.,
                   Technology - 1.5%                         7.75% due 11/01/2012                                          1,055,750
                                                             Amkor Technology, Inc.:
                                                    750,000     10.50% due 5/01/2009                                         637,500
                                                    600,000     7.125% due 3/15/2011                                         517,500
                                                    250,000  Sungard Data Systems, Inc., 8.525%
                                                             due 8/15/2013 (c)(i)                                            258,750
                                                    400,000  Telcordia Technologies Inc., 10% due 3/15/2013 (c)              378,000
                                                                                                                     ---------------
                                                                                                                           2,847,500
                   -----------------------------------------------------------------------------------------------------------------
                   Manufacturing - 1.2%             350,000  Chart Industries, Inc., 9.125% due 10/15/2015 (c)               350,000
                                                    675,000  EaglePicher Inc., 9.75% due 9/01/2013 (f)                       499,500
                                                  1,300,000  Superior Essex Communications LLC,
                                                             9% due 4/15/2012                                              1,313,000
                                                                                                                     ---------------
                                                                                                                           2,162,500
                   -----------------------------------------------------------------------------------------------------------------
                   Metal - Other - 0.1%           1,625,000  Kaiser Aluminum & Chemical,12.75%
                                                             due 2/01/2003 (f)                                               113,750
                   -----------------------------------------------------------------------------------------------------------------
                   Packaging - 0.8%                          Pliant Corp.:
                                                    575,000     11.125% due 9/01/2009                                        494,500
                                                    175,000     13% due 6/01/2010                                             83,125
                                                  1,045,000  Portola Packaging, Inc., 8.25% due 2/01/2012                    731,500
                                                    250,000  US Can Corp.,10.875% due 7/15/2010                              262,500
                                                                                                                     ---------------
                                                                                                                           1,571,625
                   -----------------------------------------------------------------------------------------------------------------
                   Retail - 1.1%                    450,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                     447,750
                                                             Neiman-Marcus Group, Inc. (c):
                                                    875,000     9% due 10/15/2015                                            877,188
                                                    800,000     10.375% due 10/15/2015                                       796,000
                                                                                                                     ---------------
                                                                                                                           2,120,938
                   -----------------------------------------------------------------------------------------------------------------
                   Service - 0.7%                   425,000  Knowledge Learning Corp., Inc.,
                                                             7.75% due 2/01/2015 (c)                                         416,500
                                                    825,000  NationsRent Cos., Inc., 9.50% due 5/01/2015                     858,000
                                                                                                                     ---------------
                                                                                                                           1,274,500
                   -----------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
                   Industry                          Amount  Fixed Income Investments                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                   Telecommunications -   USD       125,000  LCI International, Inc., 7.25% due 6/15/2007            $       121,875
                   1.1%                             400,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (c)(h)              320,000
                                                    750,000  Time Warner Telecom Holdings, Inc.,
                                                             9.25% due 2/15/2014                                             759,375
                                                    750,000  Time Warner Telecom, Inc.,10.125% due 2/01/2011                 772,500
                                                                                                                     ---------------
                                                                                                                           1,973,750
                   -----------------------------------------------------------------------------------------------------------------
                   Utility - 0.5%                   425,000  Calpine Generating Co. LLC, 13.216%
                                                             due 4/01/2011 (i)                                               403,750
                                                    625,000  Reliant Energy, Inc., 6.75% due 12/15/2014                      614,063
                                                                                                                     ---------------
                                                                                                                           1,017,813
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless                         450,000  SBA Communications Corp., 8.50% due 12/01/2012                  489,375
                   Communications - 0.3%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the United States          29,419,876
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in North
                                                             America - 24.0%                                              44,715,405
------------------------------------------------------------------------------------------------------------------------------------

Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 2.0%   Government -           AUD     4,700,000  Australia Government Bond, 6.25% due 4/15/2015                3,823,524
                   Foreign - 2.0%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Australia                   3,823,524
------------------------------------------------------------------------------------------------------------------------------------
China - 0.3%       Utility - 0.3%         USD       500,000  AES China Generating Co. Ltd., 8.25% due 6/26/2010              507,861
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in China                         507,861
------------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.1%   Paper - 0.6%                              PT Indah Kiat Pulp & Paper (c):
                                                    192,727     Tranche A, 4.19% due 4/28/2015                               167,672
                                                    505,896     Tranche B, 4.19% due 4/28/2018                               379,422
                                                    330,305     Tranche C, 0% due 4/28/2024                                   85,879
                                                             PT Pabrik Kertas Tjiwa Kimia (c):
                                                    148,087     Tranche A, 4.19% due 4/28/2015                               125,874
                                                    381,156     Tranche B, 4.19% due 4/28/2018                               247,751
                                                    470,757     Tranche C, 0% due 4/28/2027                                  117,689
                                                                                                                     ---------------
                                                                                                                           1,124,287
                   -----------------------------------------------------------------------------------------------------------------
                   Telecommunications -             875,000  Excelcomindo Finance Co. BV, 8% due 1/27/2009 (c)               902,344
                   0.5%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in Indonesia                   2,026,631
------------------------------------------------------------------------------------------------------------------------------------
New Zealand -      Government -           NZD     4,350,000  New Zealand Government Bond, 6% due 4/15/2015                 3,041,239
1.6%               Foreign - 1.6%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in New Zealand                 3,041,239
------------------------------------------------------------------------------------------------------------------------------------
Philippines -      Government -                              Philippine Government International Bond:
2.0%               Foreign - 2.0%         USD       500,000     8.875% due 4/15/2008                                         536,875
                                                    250,000     9.875% due 3/16/2010                                         278,125
                                                    525,000     10.625% due 3/16/2025                                        612,938
                                                  2,100,000     9.50% due 2/02/2030                                        2,241,750
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the Philippines             3,669,688
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments in the Pacific
                                                             Basin/Asia - 7.0%                                            13,068,943
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Fixed Income Investments
                                                             (Cost - $166,274,025) - 90.6%                               168,318,169
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                       Face
North America      Industry                          Amount  Floating Rate Loan Interests (b)                              Value
------------------------------------------------------------------------------------------------------------------------------------
United States -    Health Care - 0.3%     USD       500,000  HealthSouth Corp. Term Loan A,
0.3%                                                         10.375% due 1/16/2011                                   $       495,000
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Floating Rate Loan Interests
                                                             (Cost - $500,000) - 0.3%                                        495,000
------------------------------------------------------------------------------------------------------------------------------------

North America                                                U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
United States -                                  10,000,000  U.S. Treasury Notes, 4.125% due 5/15/2015                     9,827,730
5.3%
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total U.S. Government Obligations
                                                             (Cost - $10,056,747) - 5.3%                                   9,827,730
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

North America                                                Non-U.S. Government Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------------------
United States -                                              GS Mortgage Securities Corp. II Series 2005-GG4:
1.6%                                              1,000,000     Class A2, 4.475% due 7/10/2039                               984,918
                                                  2,000,000     Class A4A, 4.751% due 7/10/2039                            1,960,874
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Non-U.S. Government Collateralized Mortgage
                                                             Obligations (Cost - $3,024,836) - 1.6%                        2,945,792
------------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
North America                                      Interest  Other Interests (e)
------------------------------------------------------------------------------------------------------------------------------------
United States -    Airlines - 0.4%        USD     1,984,626  US Airways Group, Inc.
0.4%                                                         (Certificate of Beneficial Interest)                            833,543
                   -----------------------------------------------------------------------------------------------------------------
                                                             Total Other Interests (Cost - $535,849) - 0.4%                  833,543
------------------------------------------------------------------------------------------------------------------------------------

                                                             Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                          USD       512,899  Merrill Lynch Liquidity Series, LLC Cash
                                                             Sweep Series I (k)                                              512,899
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $512,899) - 0.3%                                        512,899
------------------------------------------------------------------------------------------------------------------------------------
                                                             Total Investments
                                                             (Cost - $183,567,938**) - 98.9%                             183,730,201

                                                             Other Assets Less Liabilities - 1.1%                          2,075,231
                                                                                                                     ---------------
                                                             Net Assets - 100.0%                                     $   185,805,432
                                                                                                                     ===============

* Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 183,628,225
                                                                  =============
      Gross unrealized appreciation                                 $ 8,266,271
      Gross unrealized depreciation                                  (8,164,295)
                                                                  -------------
      Net unrealized appreciation                                     $ 101,976
                                                                  =============

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)   Non-income producing security.
(h)   Convertible security.
(i)   Floating rate note.
(j) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash
      Sweep Series I                              $512,899          $95,844
      -------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Forward foreign exchange contracts as of September 30, 2005 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                           Settlement        Appreciation
      Purchased                                     Date          (Depreciation)
      -------------------------------------------------------------------------
      BRL          6,341,250                    October 2005      $     251,068
      JPY      2,014,074,000                    October 2005           (501,165)
      KRW      3,373,200,000                    October 2005            (60,536)
      MYR         27,598,000                    October 2005            (69,121)
      SGD          6,192,748                    October 2005            (81,368)
      TWD        156,070,000                    October 2005           (203,910)
      ZAR          5,730,000                    October 2005             48,018
      EUR         10,613,389                   November 2005             34,480
      SGD          9,810,500                   November 2005           (198,515)
      THB         80,180,000                   November 2005            (52,292)
      TWD         63,840,000                   November 2005            (69,637)
      BRL          2,383,001                   December 2005             42,531
      JPY      3,081,890,000                   December 2005           (560,512)
      PHP        113,260,000                   December 2005             (1,148)
      TRY          4,994,500                    January 2006            105,200
      BRL         10,050,000                     March 2006             250,785
      KRW      3,017,000,000                     March 2006             (49,467)
      MXN         86,867,750                      May 2006              309,703
      BRL          5,388,000                     July 2006              180,434
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $114,903,572)                             $    (625,452)
                                                                  =============

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

      Foreign Currency                            Settlement         Unrealized
      Sold                                           Date           Appreciation
      --------------------------------------------------------------------------
      EUR   22,795,769                           December 2005     $     393,422
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $27,987,439)                               $     393,422
                                                                   =============

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      ------------------------------------------------------------------------------------
       Number of                           Expiration               Face       Unrealized
      Expiration            Issue             Date                 Value      Depreciation
      ------------------------------------------------------------------------------------
         175             10-Year U.S.
                        Treasury Note     December 2005       $   19,510,004  $  (273,676)
      ------------------------------------------------------------------------------------

      Currency Abbreviations

      ARS    Argentine Peso
      AUD    Australian Dollar
      BRL    Brazilian Real
      CAD    Canadian Dollar
      DKK    Danish Krone
      EUR    Euro
      GBP    British Pound
      JPY    Japanese Yen
      MXN    Mexican Peso
      MYR    Malaysian Riggit
      NOK    Norwegian Krone
      NZD    New Zealand Dollar
      PLN    Polish Zloty
      PHP    Philippines Peso
      SEK    Swedish Krona
      SGD    Singapore Dollar
      THB    Thai Baht
      TRY    Turkish Lira
      TWD    Taiwan Dollar
      UAH    Ukrainian Hryvnia
      USD    U.S. Dollar
      UYU    Uruguayan Peso
      ZAR    South African Rand

      Swaps outstanding as of September 30, 2005 were as follows:

      ----------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                                     Notional     Appreciation
                                                                      Amount     (Depreciation)
      ----------------------------------------------------------------------------------------
      Sold credit default protection on Russia Government
      International Bond and receive 1.02%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2006                                       $    1,000,000  $      8,351

      Sold credit default protection on Brazilian
      Government International Bond and receive 1.65%

      Broker, JPMorgan Chase Bank
      Expires March 2007                                          $    1,000,000        11,794

      Sold credit default protection on Turkey Government
      International Bond and receive 1.17%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2007                                          $    1,000,000         7,269

      Sold Credit default protection on Columbia
      Government International Bond and receive 1.80%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires April 2007                                          $    1,000,000        17,474

Merrill Lynch World Income Fund, Inc.
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

      ----------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                                     Notional     Appreciation
                                                                      Amount     (Depreciation)
      ----------------------------------------------------------------------------------------
      Sold credit default protection on Russia Government
      International Bond and receive 0.68%

      Broker, JPMorgan Chase Bank
      Expires June 2007                                           $   1,000,000   $      5,575

      Pay a fixed rate of 3.0375% and receive a floating rate based on 3-month CAD Bankers' Acceptance rate

      Broker, JPMorgan Chase Bank
      Expires June 2007                                           $  10,500,000         59,876

      Bought credit default protection on Dow Jones CDX
      North America High Yield B Index Series 4 and pay 3.40%

      Broker, Lehman Brothers Special Finance
      Expires June 2010                                           $   4,500,000        (14,287)

      Bought credit default protection on Dow Jones CDX
      North America High Yield Index Series 4 and pay 3.60%

      Broker, JPMorgan Chase Bank
      Expires June 2010                                           $    4,950,000       (96,381)

      Bought credit default protection on Dow Jones CDX
      North America High Yield B Index Series 4 and pay 3.40%

      Broker, Lehman Brothers Special Finance
      Expires June 2010                                           $    5,400,000       (23,911)

      Bought credit default protection on Chemtura Corp.
      and pay 1.26%

      Broker, Credit Suisse First Boston
      Expires December 2010                                       $      100,000           (49)

      Bought credit default protection on Chemtura Corp.
      and pay 1.42%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                       $      100,000          (774)

      Receive a fixed rate of 4.466% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires May 2015                                            $    5,000,000           336

      Receive a fixed rate of 4.18% and pay a floating rate based on 3-month CAD Bankers' Acceptance rate

      Broker, JPMorgan Chase Bank
      Expires June 1025                                           $    2,500,000         2,097
      ----------------------------------------------------------------------------------------
      Total                                                                       $    (22,630)
                                                                                  ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch World Income Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch World Income Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch World Income Fund, Inc.

Date: November 17, 2005